Operating Lease - Schedule of Operating Lease Right-of-use Assets and Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets and Liabilities, Lessee [Abstract]
Operating lease right-of-use assets	$ 1,370,914	$ 2,382,026
Operating lease liabilities, current	1,012,481	1,153,691
Operating lease liabilities, non-current	13,495	949,970
Total operating lease liabilities	$ 1,025,976	$ 2,103,661